CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
Depreciation	$ 132,731	$ 136,638	$ 165,898
Exploration	1,395,157	876,828	815,980
General and administrative	811,064	653,238	442,552
EXPENSES BEFORE OTHER INCOME (EXPENSES)	(2,338,952)	(1,666,704)	(1,424,430)
OTHER INCOME (EXPENSES)
Recovery of gold, net	4,182,841	4,166,130	3,527,354
Foreign exchange loss	677,159	(352,509)	(203,212)
Net gain (loss) on trading securities	1,427,059	159,967	(58,197)
Interest earned and dividends	371,511	418,263	371,525
Change in valuation of warrant and derivative liabilities	(151,916)	0	0
Impairment loss on trading securities	0	0	(1,336,501)
OTHER INCOME, NET	6,506,654	4,391,851	2,300,969
Income before tax	4,167,702	2,725,147	876,539
Income tax expense	(185,738)	(800,000)	(861,815)
Net income	3,981,964	1,925,147	14,724
Net income attributable to non-controlling interest	(298,531)	(249,735)	(180,652)
Net income (loss) attributable to Xtra-Gold Resources Corp.	$ 3,683,433	$ 1,675,412	$ (165,928)
Basic income attributable to common shareholders per common share	$ 0.08	$ 0.04	$ (0)
Diluted income attributable to common shareholders per common share	$ 0.08	$ 0.03	$ (0)
Basic weighted average number of common shares outstanding	46,008,472	46,065,555	46,361,078
Diluted weighted average number of common shares outstanding	48,577,127	48,989,055	46,361,078